Pacer Trendpilot® International ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Australia - 5.3%
ANZ Group Holdings Ltd.	21,583	$551,576
Aristocrat Leisure Ltd.	4,646	173,280
BHP Group Ltd.	37,229	1,310,997
Brambles Ltd.	10,263	160,085
Cochlear Ltd.	490	91,820
Coles Group Ltd.	10,105	149,739
Commonwealth Bank of Australia	12,278	1,276,995
Computershare Ltd.	4,076	92,842
CSL Ltd.	3,513	443,803
Fortescue Ltd.	12,522	183,114
Insurance Australia Group Ltd.	17,811	94,260
Macquarie Group Ltd.	2,670	394,496
National Australia Bank Ltd.	22,158	669,187
Northern Star Resources Ltd.	10,777	217,182
Origin Energy Ltd.	12,972	106,590
Pro Medicus Ltd.	419	53,721
QBE Insurance Group Ltd.	11,370	156,291
REA Group Ltd.	383	50,607
Rio Tinto Ltd.	2,798	295,278
Santos Ltd.	24,454	119,370
Sigma Healthcare Ltd.	43,456	93,505
Suncorp Group Ltd.	8,154	96,527
Telstra Group Ltd.	29,838	101,395
Transurban Group	23,451	227,805
Wesfarmers Ltd.	8,214	476,804
Westpac Banking Corp.	24,744	668,887
WiseTech Global Ltd.	1,595	64,419
Woodside Energy Group Ltd.	14,313	252,859
Woolworths Group Ltd.	9,202	198,258
		8,771,692

Austria - 0.3%
Erste Group Bank AG	2,414	313,328
OMV AG	1,084	64,310
Raiffeisen Bank International AG	971	49,124
Strabag SE	126	13,068
Verbund AG - Class A	630	46,263
		486,093

Belgium - 0.7%
Anheuser-Busch InBev SA	7,154	509,480
KBC Groep NV	1,888	266,092
UCB SA	905	273,979
		1,049,551

Canada - 9.8%
Agnico Eagle Mines Ltd.	3,714	706,005
Alimentation Couche-Tard, Inc.	5,571	289,832
Bank of Montreal	5,256	715,532
Bank of Nova Scotia	9,128	682,430
Barrick Mining Corp.	12,209	558,064
BCE, Inc.	2,321	60,000
Brookfield Corp.	15,942	726,706
Cameco Corp.	3,220	398,252
Canadian Imperial Bank of Commerce	6,721	621,137
Canadian National Railway Co.	3,964	381,335
Canadian Natural Resources Ltd.	15,073	560,457
Canadian Pacific Kansas City Ltd.	6,518	484,524
Cenovus Energy, Inc.	10,171	200,708
Constellation Software, Inc.	146	269,447
Dollarama, Inc.	2,025	272,895
Enbridge, Inc.	15,933	777,782
Fairfax Financial Holdings Ltd.	152	250,845
Franco-Nevada Corp.	1,426	333,803
Great-West Lifeco, Inc.	1,999	93,575
Imperial Oil Ltd.	1,139	115,075
Intact Financial Corp.	1,314	239,234
Loblaw Cos. Ltd.	4,198	188,897
Manulife Financial Corp.	12,190	464,360
National Bank of Canada	2,891	344,483
Nutrien Ltd.	3,575	246,140
Royal Bank of Canada	10,313	1,717,154
Shopify, Inc. - Class A (a)	8,980	1,178,318
Sun Life Financial, Inc.	4,122	259,735
Suncor Energy, Inc.	8,692	459,416
TC Energy Corp.	7,531	441,578
TELUS Corp.	3,847	53,680
Thomson Reuters Corp.	1,011	111,706
Toronto-Dominion Bank	12,440	1,162,644
Waste Connections, Inc.	1,892	316,526
Wheaton Precious Metals Corp.	3,286	432,913
		16,115,188

Denmark - 1.5%
AP Moller - Maersk AS - Class A	21	51,564
AP Moller - Maersk AS - Class B	35	86,829
Coloplast AS - Class B	903	76,822
Danske Bank AS	4,970	253,614
DSV AS	1,485	416,955
Novo Nordisk AS	23,368	1,370,661
Novonesis Novozymes B	2,596	158,924
		2,415,369

Finland - 0.9%
Amer Sports, Inc. (a)	1,173	42,967
Fortum Oyj	3,315	78,255
Kone Oyj - Class B	2,940	211,257
Nokia OYJ	37,485	241,005
Nordea Bank Abp	25,021	482,864
Sampo Oyj - Class A	18,909	210,690
UPM-Kymmene Oyj	3,976	110,142
Wartsila OYJ Abp	3,655	148,170
		1,525,350

France - 7.6%
Air Liquide SA	4,228	791,544
Airbus Group SE	4,527	1,037,803
AXA SA	12,139	552,970
BNP Paribas SA	7,423	802,458
Christian Dior SE	29	17,600
Cie de Saint-Gobain SA	3,440	339,339
Credit Agricole SA	8,429	182,542
Danone SA	4,686	365,713
Dassault Systemes SE	4,965	136,656
Engie SA	13,205	392,880
EssilorLuxottica SA	2,113	645,950
Hermes International SCA	254	610,891
L'Oreal SA	1,697	778,468
LVMH Moet Hennessy Louis Vuitton SE	1,872	1,213,562
Safran SA	2,513	896,617
Sanofi SA	7,892	740,901
Schneider Electric SE	3,967	1,139,367
Thales SA	688	208,774
TotalEnergies SE	14,865	1,077,480
Vinci SA	3,652	524,448
		12,455,963

Germany - 6.8%
Allianz SE	2,836	1,249,866
BASF SE	6,600	359,560
Bayerische Motoren Werke AG	1,950	202,066
Commerzbank AG	7,337	301,697
Daimler AG	5,341	365,867
Deutsche Bank AG	14,097	556,441
Deutsche Boerse AG	1,364	344,868
Deutsche Post AG	6,948	389,720
Deutsche Telekom AG	25,098	838,058
E.ON SE	16,408	347,461
Hannover Rueck SE	458	129,643
Infineon Technologies AG	9,448	466,000
Merck KGaA	956	142,273
Muenchener Rueckversicherungs-Gesellschaft AG	948	575,792
Rheinmetall AG	340	717,981
SAP SE	7,494	1,515,091
Siemens AG	5,404	1,641,769
Siemens Energy AG (a)	5,286	905,718
Siemens Healthineers AG (b)	2,211	110,520
Volkswagen AG	224	27,322
		11,187,713

Hong Kong - 1.9%
AIA Group Ltd.	76,794	888,153
BOC Hong Kong Holdings Ltd.	27,064	142,871
Budweiser Brewing Co. APAC Ltd. (b)	11,965	11,793
Chow Tai Fook Jewellery Group Ltd.	16,343	30,125
CK Asset Holdings Ltd.	14,758	86,597
CK Hutchison Holdings Ltd.	20,478	165,798
CK Infrastructure Holdings Ltd.	4,555	37,462
CLP Holdings Ltd.	11,985	113,451
Futu Holdings Ltd. - ADR (a)	458	74,457
Galaxy Entertainment Group Ltd.	15,486	78,896
Henderson Land Development Co. Ltd.	10,206	40,656
Hong Kong & China Gas Co. Ltd.	81,482	76,871
Hong Kong Exchanges & Clearing Ltd.	8,625	477,173
Jardine Matheson Holdings Ltd.	1,563	113,740
MTR Corp. Ltd.	12,187	53,945
Power Assets Holdings Ltd.	10,273	79,755
Prudential PLC	18,919	311,818
Sun Hung Kai Properties Ltd.	11,564	186,070
Techtronic Industries Co. Ltd.	10,756	146,633
Zijin Gold International Co. Ltd. (a)	1,413	39,539
		3,155,803

Ireland - 0.5%
AIB Group PLC	16,088	180,211
Experian PLC	6,786	256,096
James Hardie Industries PLC (a)	4,364	100,678
Kerry Group PLC - Class A	1,220	108,171
Kingspan Group PLC	1,147	99,931
Ryanair Holdings PLC	3,964	134,431
		879,518

Israel - 1.3%
Azrieli Group Ltd.	279	37,579
Bank Hapoalim BM	9,911	245,789
Bank Leumi Le-Israel BM	11,208	270,216
Bezeq The Israeli Telecommunication Corp. Ltd.	20,879	53,773
Camtek Ltd. (a)	215	33,169
Cellebrite DI Ltd. (a)	898	13,210
Check Point Software Technologies Ltd. (a)	631	113,271
CyberArk Software Ltd. (a)	385	165,870
Elbit Systems Ltd.	203	143,950
Etoro Group Ltd. - Class A (a)	98	2,881
First International Bank Of Israel Ltd.	393	33,497
Global-e Online Ltd. (a)(c)	820	29,971
Harel Insurance Investments & Financial Services Ltd.	842	38,764
ICL Group Ltd.	5,445	29,652
Isracard Ltd.	1	4
Israel Discount Bank Ltd. - Class A	9,214	108,946
Melisron Ltd.	184	24,219
Menora Mivtachim Holdings Ltd.	163	21,008
Mizrahi Tefahot Bank Ltd.	1,159	91,010
Monday.com Ltd. (a)(c)	311	35,687
Nice Ltd. (a)	469	50,098
Nova Ltd. (a)	233	115,761
Phoenix Financial Ltd.	1,726	84,082
Teva Pharmaceutical Industries Ltd. - ADR (a)	8,635	294,281
Tower Semiconductor Ltd. (a)	846	115,014
Wix.com Ltd. (a)	421	36,560
		2,188,262

Italy - 2.5%
Banca Monte dei Paschi di Siena SpA	16,397	169,756
Enel SpA	55,895	616,705
Eni SpA	15,639	319,331
Ferrari NV	922	306,885
Generali	7,940	323,669
Intesa Sanpaolo SpA	111,951	791,697
Leonardo SpA	3,007	200,674
Poste Italiane SpA (b)	3,442	90,576
Prysmian SpA	2,236	266,238
UniCredit SpA	11,401	992,619
		4,078,150

Japan - 21.4%
Advantest Corp.	5,660	932,788
Aeon Co. Ltd.	20,961	286,460
Aisin Corp.	4,230	75,534
Ajinomoto Co., Inc.	6,966	158,441
Asahi Group Holdings Ltd.	11,456	119,364
Asahi Kasei Corp.	10,288	99,682
Asics Corp.	5,532	132,795
Astellas Pharma, Inc.	13,624	188,743
Bandai Namco Holdings, Inc.	4,899	126,938
Bridgestone Corp.	8,820	198,615
Canon, Inc.	6,832	206,823
Capcom Co. Ltd.	2,569	65,337
Central Japan Railway Co.	7,291	202,910
Chugai Pharmaceutical Co. Ltd.	4,804	273,197
Dai-ichi Life Holdings, Inc.	27,863	243,504
Daiichi Sankyo Co. Ltd.	14,265	261,408
Daikin Industries Ltd.	2,210	265,397
Daiwa House Industry Co. Ltd.	4,573	155,428
Daiwa Securities Group, Inc.	10,517	102,173
Denso Corp.	14,688	203,388
Disco Corp.	712	304,519
East Japan Railway Co.	8,541	214,850
Eisai Co. Ltd.	2,198	61,228
ENEOS Holdings, Inc.	20,384	171,030
FANUC Corp.	6,958	281,854
Fast Retailing Co. Ltd.	1,521	577,894
FUJIFILM Holdings Corp.	9,368	186,864
Fujikura Ltd.	2,072	262,012
Fujitsu Ltd.	13,102	362,599
Hitachi Ltd.	33,566	1,162,751
Honda Motor Co. Ltd.	30,610	307,564
Hoya Corp.	2,483	415,063
IHI Corp.	8,153	187,968
Inpex Corp.	6,924	154,041
Isuzu Motors Ltd.	4,195	67,360
ITOCHU Corp.	52,688	671,026
Japan Exchange Group, Inc.	7,769	84,688
Japan Post Bank Co. Ltd.	13,463	238,360
Japan Post Holdings Co. Ltd.	12,984	155,588
Japan Tobacco, Inc.	8,284	298,740
Kajima Corp.	3,368	137,105
Kansai Electric Power Co., Inc.	7,727	123,225
Kao Corp.	3,512	140,380
Kawasaki Kisen Kaisha Ltd.	4,813	69,321
KDDI Corp.	21,127	355,825
Keyence Corp.	1,446	527,347
Kirin Holdings Co. Ltd.	6,127	94,700
Komatsu Ltd.	7,160	274,306
Konami Group Corp.	783	113,686
Kubota Corp.	7,630	116,821
Kyocera Corp.	10,581	157,799
Kyowa Kirin Co. Ltd.	1,782	28,838
Lasertec Corp.	604	142,024
LY Corp.	18,655	47,807
Marubeni Corp.	12,507	413,371
Mitsubishi Corp.	29,757	787,765
Mitsubishi Electric Corp.	15,291	477,226
Mitsubishi Estate Co. Ltd.	9,418	239,771
Mitsubishi HC Capital, Inc.	7,291	63,554
Mitsubishi Heavy Industries Ltd.	24,907	727,286
Mitsubishi UFJ Financial Group, Inc.	88,566	1,604,958
Mitsui & Co. Ltd.	21,456	698,055
Mitsui Fudosan Co. Ltd.	20,950	239,268
Mitsui OSK Lines Ltd.	2,737	85,580
Mizuho Financial Group, Inc.	18,388	805,931
MS&AD Insurance Group Holdings, Inc.	9,809	249,218
Murata Manufacturing Co. Ltd.	13,896	281,583
NEC Corp.	10,276	345,942
Nexon Co. Ltd.	3,045	72,465
NIDEC CORP	7,905	112,680
Nintendo Co. Ltd.	8,456	549,400
Nippon Paint Holdings Co. Ltd.	8,037	53,204
Nippon Steel Corp.	40,460	168,862
Nippon Yusen KK	3,270	107,169
Nitori Holdings Co. Ltd.	3,276	56,202
Nitto Denko Corp.	5,110	113,123
Nomura Holdings, Inc.	22,150	202,235
Nomura Research Institute Ltd.	3,268	99,269
NTT, Inc.	224,968	225,172
Obayashi Corp.	4,953	111,599
Obic Co. Ltd.	2,476	68,748
Olympus Corp.	8,579	102,054
Oracle Corp. Japan	255	17,235
Oriental Land Co. Ltd.	9,086	159,075
ORIX Corp.	8,757	265,607
Osaka Gas Co. Ltd.	2,999	112,278
Otsuka Holdings Co. Ltd.	3,887	232,100
Pan Pacific International Holdings Corp.	20,093	118,914
Panasonic Holdings Corp.	18,482	252,820
Rakuten Group, Inc. (a)	11,425	68,287
Recruit Holdings Co. Ltd.	11,552	604,621
Renesas Electronics Corp. (a)	14,087	234,480
Resona Holdings, Inc.	17,371	200,862
Ryohin Keikaku Co. Ltd.	4,229	84,192
Sanrio Co. Ltd.	1,598	49,099
SBI Holdings, Inc.	4,079	91,828
Secom Co. Ltd.	3,095	113,173
Sekisui House Ltd.	4,998	111,031
Seven & i Holdings Co. Ltd.	18,040	257,731
Shimano, Inc.	602	68,579
Shin-Etsu Chemical Co. Ltd.	14,361	475,947
Shionogi & Co. Ltd.	6,031	123,691
SMC Corp.	451	175,289
SoftBank Corp.	216,409	292,256
SoftBank Group Corp.	29,033	797,863
Sompo Holdings, Inc.	7,038	241,755
Sony Group Corp.	45,081	1,006,137
Subaru Corp.	4,363	93,795
Sumitomo Corp.	9,121	368,294
Sumitomo Electric Industries Ltd.	5,979	259,775
Sumitomo Mitsui Financial Group, Inc.	28,227	998,050
Sumitomo Mitsui Trust Group, Inc.	5,312	175,671
Sumitomo Realty & Development Co. Ltd.	7,054	195,767
Suntory Beverage & Food Ltd.	958	30,165
Suzuki Motor Corp.	14,796	201,394
T&D Holdings, Inc.	3,814	93,723
Taiyo Nippon Sanso Corp.	1,599	48,437
Takeda Pharmaceutical Co. Ltd.	11,979	405,750
TDK Corp.	14,636	187,348
Terumo Corp.	11,151	145,368
Tokio Marine Holdings, Inc.	13,993	517,821
Tokyo Electron Ltd.	3,446	919,839
Tokyo Gas Co. Ltd.	2,406	106,432
Toyota Industries Corp.	1,570	200,409
Toyota Motor Corp.	87,056	1,971,079
Toyota Tsusho Corp.	5,362	194,232
Unicharm Corp.	9,679	58,752
		35,182,749

Macao - 0.0% (d)
Sands China Ltd.	16,457	35,876

Netherlands - 4.4%
Adyen NV (a)(b)	229	340,230
Argenx SE (a)	445	371,242
ASML Holding NV	2,867	4,131,106
Ferrovial SE	3,647	246,497
Heineken NV	2,083	171,207
ING Groep NV	20,549	604,562
Koninklijke Ahold Delhaize NV	6,758	264,030
Magnum Ice Cream Co. NV (a)	3,696	65,690
Prosus NV	9,638	553,571
Stellantis NV	15,267	149,950
Universal Music Group NV	7,873	192,992
Wolters Kluwer NV	1,756	164,187
		7,255,264

New Zealand - 0.2%
Auckland International Airport Ltd.	12,762	63,470
Fisher & Paykel Healthcare Corp. Ltd.	4,422	103,598
Infratil Ltd.	7,511	50,108
Mercury NZ Ltd.	5,231	19,937
Meridian Energy Ltd.	9,738	33,127
Xero Ltd. (a)	1,250	81,603
		351,843

Norway - 0.6%
Aker BP ASA (c)	2,286	66,796
DNB Bank ASA	6,345	182,302
Equinor ASA	6,357	169,643
Gjensidige Forsikring ASA	1,434	40,769
Kongsberg Gruppen ASA	3,316	113,816
Mowi ASA	3,377	77,636
Norsk Hydro ASA	9,833	88,135
Orkla ASA	5,668	67,212
Telenor ASA	4,741	79,751
Var Energi ASA	6,960	25,201
Vend Marketplaces ASA	1,402	38,753
Yara International ASA	1,230	56,605
		1,006,619

Portugal - 0.2%
EDP SA	22,682	116,068
Galp Energia SGPS SA	3,142	62,309
Jeronimo Martins SGPS SA	2,086	49,230
		227,607

Singapore - 1.4%
DBS Group Holdings Ltd.	14,579	678,466
Grab Holdings Ltd. - Class A (a)	21,494	92,424
Oversea-Chinese Banking Corp. Ltd.	27,763	463,335
Sea Ltd. - ADR (a)	2,801	326,289
Singapore Airlines Ltd.	10,848	54,150
Singapore Technologies Engineering Ltd.	11,522	88,763
Singapore Telecommunications Ltd.	53,460	192,895
United Overseas Bank Ltd.	10,809	325,179
Wilmar International Ltd.	19,770	52,685
		2,274,186

South Korea - 7.0%
Alteogen, Inc. (a)	324	92,964
Celltrion, Inc.	1,183	172,593
Doosan Enerbility Co. Ltd. (a)	3,364	211,740
Ecopro BM Co. Ltd. (a)	398	64,149
Hana Financial Group, Inc.	2,098	145,901
Hanwha Aerospace Co. Ltd. (a)	252	227,595
Hanwha Ocean Co. Ltd. (a)	993	95,547
HD Hyundai Electric Co. Ltd.	175	108,083
HD Hyundai Heavy Industries Co. Ltd.	248	99,069
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	348	99,971
HMM Co. Ltd.	2,349	32,639
Hyundai Mobis Co. Ltd.	453	141,307
Hyundai Motor Co.	1,014	352,230
Hyundai Rotem Co. Ltd.	540	86,473
Kakao Corp.	2,301	98,153
KB Financial Group, Inc.	2,672	250,976
Kia Corp.	1,843	195,388
Korea Electric Power Corp. (a)	1,938	78,495
Korea Zinc Co. Ltd.	90	117,799
Krafton, Inc. (a)	223	39,351
KT&G Corp.	753	80,510
LG Chem Ltd.	349	75,284
LG Corp.	679	43,257
LG Electronics, Inc.	787	54,183
LG Energy Solution Ltd. (a)	319	88,205
Meritz Financial Group, Inc.	572	46,335
NAVER Corp.	1,068	204,043
POSCO Future M Co. Ltd. (a)	272	42,234
POSCO Holdings, Inc.	571	137,851
Samsung Biologics Co. Ltd. (a)(b)	96	116,382
Samsung C&T Corp.	670	140,340
Samsung Electronics Co. Ltd.	36,626	4,083,975
Samsung Episholdings Co. Ltd. (a)	52	21,892
Samsung Fire & Marine Insurance Co. Ltd.	253	88,060
Samsung Heavy Industries Co. Ltd. (a)	5,435	111,200
Samsung Life Insurance Co. Ltd.	799	104,524
Samsung SDI Co. Ltd. (a)	465	125,990
Shinhan Financial Group Co. Ltd.	3,475	203,517
SK Hynix, Inc.	4,028	2,543,735
SK Innovation Co. Ltd.	537	41,784
SK Square Co. Ltd. (a)	672	266,111
Woori Financial Group, Inc.	5,090	106,970
		11,436,805

Spain - 2.9%
Aena SME SA (b)	5,536	172,124
Amadeus IT Holding SA	3,378	226,714
Banco Bilbao Vizcaya Argentaria SA	42,197	1,072,894
Banco Santander SA	109,181	1,395,127
CaixaBank SA	28,811	380,957
Iberdrola SA	44,997	1,009,410
Industria de Diseno Textil SA	8,120	529,379
		4,786,605

Sweden - 3.0%
Alfa Laval AB	2,180	126,627
Assa Abloy AB - Class B	7,468	301,738
Atlas Copco AB - Class A	18,961	391,141
Atlas Copco AB - Class B	11,757	211,382
Epiroc AB	4,714	132,146
Epiroc AB - Class B (a)	2,942	73,389
EQT AB	2,791	105,906
Essity AB - Class B	4,445	131,341
Evolution AB (b)	1,094	71,062
H & M Hennes & Mauritz AB - Class B	3,614	72,361
Hexagon AB - Class B	15,829	178,770
Industrivarden AB - Class A	1,018	50,857
Industrivarden AB - Class C	1,177	58,906
Investment AB Latour - Class B	1,076	26,829
Investor AB (a)	13,182	507,894
L E Lundbergforetagen AB - Class B	553	32,904
Saab AB	2,367	184,231
Sandvik AB	8,033	317,172
Skandinaviska Enskilda Banken AB - Class A	11,399	244,872
Skandinaviska Enskilda Banken AB - Class C	154	3,396
Spotify Technology SA (a)	1,134	567,397
Svenska Handelsbanken AB - Class A	11,716	184,931
Svenska Handelsbanken AB - Class B	270	7,087
Swedbank AB - Class A	6,821	265,489
Telefonaktiebolaget LM Ericsson - Class B	22,009	238,831
Volvo AB - Class A	1,443	52,487
Volvo AB - Class B	11,482	417,644
		4,956,790

Switzerland - 7.6%
ABB Ltd.	11,329	976,898
Alcon AG	3,695	298,353
Cie Financiere Richemont SA	3,931	760,470
Givaudan SA	60	231,913
Glencore PLC	69,091	471,992
Holcim AG	3,645	375,038
Lonza Group AG	519	352,467
Nestle SA	18,932	1,798,301
Novartis AG	13,974	2,071,923
Roche Holding AG	214	98,550
Roche Holding AG	5,168	2,344,502
Schindler Holding AG	306	118,038
Schindler Holding AG	160	58,884
Sika AG	1,187	227,711
STMicroelectronics NV	4,875	137,704
Swiss Re AG	2,161	345,095
UBS Group AG	22,275	1,048,557
Zurich Insurance Group AG	1,073	762,017
		12,478,413

United Kingdom - 11.3%
3i Group PLC	7,187	329,547
Anglo American PLC	8,712	406,276
ARM Holdings PLC - ADR (a)(c)	1,042	109,785
Ashtead Group PLC	3,103	199,009
AstraZeneca PLC	11,402	2,121,854
BAE Systems PLC	21,728	586,898
Barclays PLC	100,795	670,578
BP PLC	115,649	733,953
British American Tobacco PLC	14,523	869,619
Coca-Cola Europacific Partners PLC (c)	1,572	144,152
Compass Group PLC	12,280	367,488
Diageo PLC	16,464	377,464
GSK PLC	29,977	769,719
Haleon PLC	65,864	341,482
HSBC Holdings PLC	126,253	2,220,626
Imperial Brands PLC	5,576	233,932
Lloyds Banking Group PLC	426,931	636,474
London Stock Exchange Group PLC	3,356	372,976
National Grid PLC	35,892	606,295
NatWest Group PLC	58,028	528,184
Reckitt Benckiser Group PLC	4,877	406,545
RELX PLC	13,200	465,823
Rio Tinto PLC	7,872	725,791
Rolls-Royce Holdings PLC	61,558	1,020,056
Shell PLC	42,322	1,618,036
Standard Chartered PLC	13,821	352,139
Tesco PLC	47,797	278,093
Unilever PLC	15,968	1,079,486
Verisure PLC (a)	1,715	27,989
		18,600,269

United States - 0.2%
Brookfield Asset Management Ltd. - Class A	2,827	140,452
JFrog Ltd. (a)	780	42,744
Restaurant Brands International, Inc.	2,424	162,407
		345,603
TOTAL COMMON STOCKS (Cost $131,549,110)		163,247,281

PREFERRED STOCKS - 0.5%	Shares	Value
Germany - 0.1%
Bayerische Motoren Werke AG, 0.00%	413	42,787
Dr Ing hc F Porsche AG, 0.00% (b)(c)	825	40,300
Volkswagen AG, 0.00%	1,525	185,556
		268,643

South Korea - 0.4%
Hyundai Motor Co.	–	$–
0.00%	267	50,269
0.00%	164	30,193
0.00%	19	3,419
LG Chem Ltd., 0.00%	61	6,743
LG Corp., 0.00%	24	1,186
LG Electronics, Inc., 0.00%	131	4,546
Samsung C&T Corp., 0.00%	12	1,573
Samsung Electronics Co. Ltd., 0.00%	6,147	501,360
Samsung Fire & Marine Insurance Co. Ltd., 0.00%	21	5,478
Samsung SDI Co. Ltd., 0.00% (a)	12	1,713
		606,480
TOTAL PREFERRED STOCKS (Cost $504,538)		875,123

REAL ESTATE INVESTMENT TRUSTS - 0.3%	Shares	Value
Australia - 0.3%
Goodman Group	14,795	316,596
Scentre Group	39,276	111,587
		428,183

Singapore - 0.0% (d)
CapitaLand Integrated Commercial Trust	43,534	81,791
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $466,928)		509,974

WARRANTS - 0.0% (d)	Contracts	Value
Canada - 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	162	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	403,577	403,577
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $403,577)		403,577

TOTAL INVESTMENTS - 100.3% (Cost $132,924,153)		165,035,955
Liabilities in Excess of Other Assets - (0.3)%		(567,851)
TOTAL NET ASSETS - 100.0%		$164,468,104

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $952,987 or 0.6% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $389,173.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® International ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$163,247,281	$–	$–	$163,247,281
Preferred Stocks	875,123	–	–	875,123
Real Estate Investment Trusts	509,974	–	–	509,974
Warrants	–	–	0	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	403,577
Total Investments	$164,632,378	$–	$0	$165,035,955

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $403,577 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Ending balance as of January 31, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$0
0

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Warrants	$0	US Line	Delisting	0.00 CAD
	$0